UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10135

Waddell & Reed Advisors Select Funds, Inc.

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Dividend Income Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Aircraft - 2.30%
Boeing Company (The)	83,750	$6,603,687
Goodrich Corporation	91,350	3,701,502
		10,305,189
Banks - 3.22%
Bank of America Corporation	166,800	8,935,476
Mellon Financial Corporation	63,100	2,467,210
Wells Fargo & Company	83,500	3,021,030
		14,423,716
Beverages - 2.31%
Diageo plc, ADR	98,700	7,011,648
PepsiCo, Inc.	51,250	3,344,575
		10,356,223
Business Equipment and Services - 0.82%
Genuine Parts Company	84,900	3,661,737

Capital Equipment - 3.29%
Caterpillar Inc.	74,500	4,902,100
Deere & Company	117,050	9,821,666
		14,723,766
Chemicals -- Petroleum and Inorganic - 0.75%
E.I. du Pont de Nemours and Company	78,050	3,343,662

Chemicals -- Specialty - 1.78%
Air Products and Chemicals, Inc.	120,300	7,984,311

Computers -- Peripherals - 1.92%
SAP Aktiengesellschaft, ADR	173,600	8,593,200

Electrical Equipment - 0.51%
Emerson Electric Co.	27,350	2,293,571

Electronic Components - 0.95%
Microchip Technology Incorporated	130,600	4,233,399

Finance Companies - 3.24%
SLM Corporation	278,953	14,499,977

Food and Related - 0.86%
Campbell Soup Company	105,450	3,848,925

Health Care -- Drugs - 1.21%
Pfizer Inc.	190,250	5,395,490

Health Care -- General - 1.18%
Johnson & Johnson	81,600	5,299,104

Hospital Supply and Management - 0.86%
Medtronic, Inc.	83,250	3,866,130

Hotels and Gaming - 3.06%
Harrah's Entertainment, Inc.	73,400	4,875,962
Starwood Hotels & Resorts Worldwide, Inc.	154,300	8,824,417
		13,700,379
Household -- General Products - 3.31%
Colgate-Palmolive Company	146,200	9,079,020
Procter & Gamble Company (The)	92,650	5,742,447
		14,821,467
Insurance -- Life - 0.50%
Aflac Incorporated	48,900	2,237,664

Insurance -- Property and Casualty - 3.58%
ACE Limited	41,400	2,265,822
Allstate Corporation (The)	97,700	6,128,721
Everest Re Group, Ltd.	23,600	2,301,708
St. Paul Companies, Inc. (The)	113,050	5,300,914
		15,997,165
Metal Fabrication - 1.19%
Loews Corporation, Carolina Group	96,400	5,339,596

Mining - 1.11%
Freeport-McMoRan Copper & Gold Inc., Class B	93,200	4,963,832

Multiple Industry - 6.10%
3M Company	52,200	3,884,724
Altria Group, Inc.	148,000	11,329,400
General Electric Company	343,000	12,107,900
		27,322,024
Non-Residential Construction - 2.25%
Fluor Corporation	130,950	10,068,745

Petroleum -- International - 6.99%
Anadarko Petroleum Corporation	167,100	7,323,993
BP p.l.c., ADR	51,550	3,380,649
ConocoPhillips	80,372	4,784,545
Exxon Mobil Corporation	203,000	13,621,300
Marathon Oil Corporation	28,550	2,195,495
		31,305,982
Petroleum -- Services - 10.76%
Baker Hughes Incorporated	155,750	10,622,150
BJ Services Company	146,650	4,418,565
Grant Prideco, Inc.*	88,150	3,352,344
National Oilwell Varco, Inc.*	84,950	4,973,823
Schlumberger Limited	214,750	13,320,943
Transocean Inc.*	66,050	4,836,841
Valero GP Holdings, LLC*	145,700	2,826,580
Weatherford International Ltd.*	91,050	3,798,606
		48,149,852
Railroad - 1.10%
Union Pacific Corporation	55,800	4,910,400

Real Estate Investment Trust - 2.94%
Host Hotels & Resorts, Inc.	94,387	2,164,294
ProLogis	85,050	4,852,953
Simon Property Group, Inc.	67,750	6,139,505
		13,156,752
Retail -- General Merchandise - 0.60%
Federated Department Stores, Inc.	61,880	2,673,835

Security and Commodity Brokers - 6.88%
AllianceBernstein Holding L.P.	148,900	10,272,611
Chicago Mercantile Exchange Holdings Inc.	21,900	10,473,675
J.P. Morgan Chase & Co.	170,732	8,017,575
Legg Mason, Inc.	20,050	2,022,243
		30,786,104
Tobacco - 1.40%
Reynolds American Inc.	101,400	6,283,758

Trucking and Shipping - 1.69%
United Parcel Service, Inc., Class B	105,050	7,557,297

Utilities -- Electric - 1.85%
Dominion Resources, Inc.	56,200	4,298,738
NRG Energy, Inc.*	87,550	3,966,015
		8,264,753
Utilities -- Gas and Pipeline - 2.55%
Enbridge Inc.	136,450	4,404,606
Kinder Morgan, Inc.	66,900	7,014,465
		11,419,071
Utilities -- Telephone - 3.19%
BellSouth Corporation	103,200	4,411,800
Iowa Telecommunications Services, Inc.	251,300	4,973,227
Windstream Corporation	369,550	4,874,365
		14,259,392

TOTAL COMMON STOCKS - 86.25%		$386,046,468

(Cost: $308,094,407)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commerical Paper
Aircraft - 1.12%
United Technologies Corporation,
5.32%, 10-6-06	$5,000	4,996,306

Finance Companies - 0.67%
Caterpillar Financial Services Corp.,
5.19%, 10-2-06	3,000	2,999,567

Food and Related - 2.56%
General Mills, Inc.,
5.3%, 10-12-06	4,172	4,165,244
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
5.335%, 10-23-06	3,000	2,990,219
McCormick & Co. Inc.,
5.37%, 10-2-06	4,303	4,302,358
		11,457,821
Forest and Paper Products - 1.11%
Kimberly-Clark Worldwide Inc.,
5.2%, 10-19-06	5,000	4,987,000

Multiple Industry - 2.45%
General Electric Capital Corporation,
5.23%, 10-27-06	5,000	4,981,114
Honeywell International Inc.,
5.36%, 10-6-06	6,000	5,995,533
		10,976,647

Petroleum -- International - 1.11%
Shell International Finance B.V. and Royal Dutch Shell plc (Royal Dutch Shell plc),
5.2%, 10-30-06	5,000	4,979,056

Utilities -- Electric - 1.12%
PacifiCorp,
5.3%, 10-16-06	5,000	4,988,958

Utilities -- Gas and Pipeline - 1.34%
Michigan Consolidated Gas Co.:
5.28%, 10-2-06	3,000	2,999,560
5.31%, 10-6-06	3,000	2,997,788
		5,997,348
Utilities -- Telephone - 1.11%
AT&T Inc.,
5.27%, 10-23-06	5,000	4,983,897

Total Commercial Paper - 12.59%		56,366,600

Commercial Paper (backed by irrevocable bank letter of credit) - 1.16%
Finance Companies
Louis Dreyfus Corporation (Barclays Bank PLC, New York Branch),
5.27%, 10-18-06	5,208	5,195,039

TOTAL SHORT-TERM SECURITIES - 13.75%		$61,561,639

(Cost: $61,561,639)

TOTAL INVESTMENT SECURITIES - 100.00%		$447,608,107

(Cost: $369,656,046)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No income dividends were paid during the preceding 12 months.

The Investments of Waddell & Reed Advisors Energy Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Business Equipment and Services - 2.36%
Bucyrus International, Inc., Class A	25,300	$1,073,099
Headwaters Incorporated*	28,450	664,308
Jacobs Engineering Group Inc.*	12,350	922,916
		2,660,323
Capital Equipment - 4.23%
Cameron International Corporation*	52,350	2,529,028
Shaw Group Inc. (The)*	31,700	749,388
SunPower Corporation, Class A*	24,500	679,508
Suntech Power Holdings Co., Ltd., ADR*	31,700	818,811
		4,776,735
Chemicals -- Specialty - 0.65%
VeraSun Energy Corporation*	46,100	739,905

Coal - 3.41%
Alpha Natural Resources, Inc.*	49,550	780,908
Foundation Coal Holdings, Inc.	26,450	856,186
Massey Energy Company	28,350	593,649
Peabody Energy Corporation	43,900	1,614,642
		3,845,385
Electrical Equipment - 0.32%
Hydrogenics Corporation*	265,500	359,753

Electronic Components - 0.50%
Evergreen Solar, Inc.*	67,750	561,647

Electronic Instruments - 0.88%
Energy Conversion Devices, Inc.*	26,850	993,987

Food and Related - 1.12%
Archer Daniels Midland Company	33,400	1,265,192

Mining - 1.66%
Arch Coal, Inc.	29,050	839,835
Cameco Corporation	28,350	1,036,760
		1,876,595
Multiple Industry - 1.90%
General Electric Company	32,200	1,136,660
Technip SA, ADR	17,600	1,002,672
		2,139,332
Non-Residential Construction - 1.67%
Fluor Corporation	24,500	1,883,805

Petroleum -- Canada - 0.90%
Suncor Energy Inc.	14,100	1,015,905

Petroleum -- Domestic - 1.68%
Sunoco, Inc.	21,500	1,337,085
XTO Energy Inc.	13,200	556,116
		1,893,201
Petroleum -- International - 29.48%
Anadarko Petroleum Corporation	46,950	2,057,818
Apache Corporation	35,400	2,237,280
BP p.l.c., ADR	39,850	2,613,363
CNOOC Limited, ADR	6,450	537,221
ConocoPhillips	34,650	2,062,714
Devon Energy Corporation	36,150	2,282,872
EOG Resources, Inc.	35,800	2,328,790
EnCana Corporation	25,700	1,199,933
Exxon Mobil Corporation	53,450	3,586,495
Hess Corporation	22,950	950,589
Marathon Oil Corporation	22,500	1,730,250
Newfield Exploration Company*	70,600	2,720,924
Noble Energy, Inc.	50,400	2,297,736
Occidental Petroleum Corporation	46,100	2,217,871
PetroChina Company Limited, ADR	5,350	575,928
Petroleo Brasileiro S.A. - Petrobras, ADR	6,000	502,980
Statoil ASA, ADR	34,600	824,172
Talisman Energy Inc.	121,100	1,983,618
TOTAL S.A., ADR	8,250	544,005
		33,254,559
Petroleum -- Services - 28.72%
BJ Services Company	67,650	2,038,294
Baker Hughes Incorporated	50,900	3,471,380
Complete Production Services, Inc.*	105,900	2,090,466
ENSCO International Incorporated	35,400	1,551,582
Grant Prideco, Inc.*	57,000	2,167,710
Halliburton Company	59,550	1,694,197
Nabors Industries Ltd.*	96,450	2,869,388
National Oilwell Varco, Inc.*	52,150	3,053,383
Schlumberger Limited	59,400	3,684,582
Smith International, Inc.	54,600	2,118,480
TODCO, Class A*	46,450	1,607,170
Transocean Inc.*	28,550	2,090,716
Valero Energy Corporation	27,300	1,405,131
Weatherford International Ltd.*	61,400	2,561,608
		32,404,087
Utilities -- Electric - 4.02%
Entergy Corporation	29,200	2,284,316
Exelon Corporation	37,150	2,249,061
		4,533,377
Utilities -- Gas and Pipeline - 4.52%
Enbridge Inc.	67,100	2,165,988
Kinder Morgan, Inc.	22,850	2,395,823
Southwestern Energy Company*	17,950	536,167
		5,097,978

TOTAL COMMON STOCKS - 88.02%		$99,301,766

(Cost: $107,661,828)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Certificate of Deposit - 1.77%
Banks
Wells Fargo Bank, N.A.,
5.27%, 10-18-06	$2,000	2,000,000

Commercial Paper
Aluminum - 2.66%
Alcoa Incorporated,
5.4%, 10-2-06	3,000	2,999,550

Finance Companies - 4.02%
Preferred Receivables Funding Corp.,
5.26%, 10-19-06	1,550	1,545,924
Three Pillars Funding LLC,
5.37%, 10-2-06	2,983	2,982,555
		4,528,479
Food and Related - 3.53%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
5.35%, 10-27-06	4,000	3,984,544

Total Commercial Paper - 10.21%		11,512,573

TOTAL SHORT-TERM SECURITIES - 11.98%		$13,512,573

(Cost: $13,512,573)

TOTAL INVESTMENT SECURITIES - 100.00%		$112,814,339

(Cost: $121,174,401)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

The Investments of Waddell & Reed Advisors Value Fund
September 30, 2006
COMMON STOCKS	Shares	Value

Aircraft - 2.62%
Lockheed Martin Corporation (A)	61,100	$5,258,266
Raytheon Company	186,300	8,944,263
		14,202,529
Banks - 11.74%
Bank of America Corporation	517,270	27,710,154
Citigroup Inc.	301,600	14,980,472
National City Corporation	190,400	6,968,640
Wachovia Corporation	133,900	7,471,620
Wells Fargo & Company	178,000	6,440,040
		63,570,926
Beverages - 1.18%
Diageo plc, ADR	90,100	6,400,704

Business Equipment and Services - 1.52%
Realogy Businesses of Cendant Corporation*	112,400	2,549,232
Waste Management, Inc. (A)	154,600	5,670,728
		8,219,960
Capital Equipment - 0.95%
Illinois Tool Works Inc.	114,200	5,127,580

Chemicals -- Petroleum and Inorganic - 0.98%
E.I. du Pont de Nemours and Company	124,400	5,329,296

Chemicals -- Specialty - 0.70%
Air Products and Chemicals, Inc.	57,400	3,809,638

Communications Equipment - 1.25%
Cisco Systems, Inc. (A)*	200,200	4,601,597
Nokia Corporation, Series A, ADR	110,800	2,181,652
		6,783,249
Computers -- Main and Mini - 5.19%
Hewlett-Packard Company (A)	624,300	22,905,567
Xerox Corporation*	333,100	5,183,036
		28,088,603
Computers -- Peripherals - 0.94%
Adobe Systems Incorporated (A)*	135,300	5,069,015

Defense - 1.49%
General Dynamics Corporation (A)	112,400	8,055,708

Electronic Components - 0.50%
Motorola, Inc.	107,800	2,695,000

Finance Companies - 5.56%
Capital One Financial Corporation	115,300	9,069,498
Fannie Mae	182,500	10,203,575
Freddie Mac	163,800	10,864,854
		30,137,927
Food and Related - 1.38%
General Mills, Inc.	132,500	7,499,500

Furniture and Furnishings - 0.74%
Masco Corporation	145,700	3,995,094

Health Care -- Drugs - 4.16%
AmerisourceBergen Corporation	119,800	5,414,960
McKesson Corporation	122,500	6,458,200
Pfizer Inc.	376,300	10,671,868
		22,545,028
Health Care -- General - 1.96%
Boston Scientific Corporation (A)*	305,900	4,524,261
Da Vita Inc. (A)*	105,500	6,105,285
		10,629,546
Hospital Supply and Management - 2.23%
Aetna Inc.	166,100	6,569,255
Coventry Health Care, Inc.*	107,000	5,512,640
		12,081,895
Hotels and Gaming - 0.46%
Wyndham Worldwide businesses of Cendant Corporation*	89,920	2,515,062

Insurance -- Life - 3.81%
UnumProvident Corporation	1,064,600	20,642,594

Insurance -- Property and Casualty - 5.65%
Assurant, Inc.	116,800	6,238,288
Everest Re Group, Ltd. (A)	77,600	7,568,328
MBIA Inc.	49,400	3,035,136
St. Paul Companies, Inc. (The)	293,783	13,775,485
		30,617,237
Leisure Time Industry - 0.15%
Avis Budget Group, Inc.	44,960	822,318

Metal Fabrication - 1.97%
Loews Corporation, Carolina Group (A)	192,900	10,684,731

Motion Pictures - 0.64%
News Corporation Limited, Class A (A)	176,600	3,470,190

Motor Vehicle Parts - 0.90%
American Axle & Manufacturing Holdings, Inc. (A)	290,400	4,846,776

Multiple Industry - 4.17%
Altria Group, Inc.	195,700	14,980,835
Genworth Financial, Inc.	83,800	2,933,838
Mirant Corporation*	170,600	4,659,086
		22,573,759
Petroleum -- International - 12.16%
Anadarko Petroleum Corporation	143,500	6,289,605
ChevronTexaco Corporation	266,300	17,272,218
ConocoPhillips	101,100	6,018,483
Devon Energy Corporation	116,700	7,369,605
Exxon Mobil Corporation	431,300	28,940,230
		65,890,141
Petroleum -- Services - 0.40%
Halliburton Company	76,200	2,167,890

Railroad - 1.75%
Union Pacific Corporation	107,900	9,495,200

Real Estate Investment Trust - 1.04%
Duke Realty Corporation	150,700	5,628,645

Restaurants - 1.77%
McDonald's Corporation	245,700	9,611,784

Retail -- General Merchandise - 2.65%
Dollar General Corporation	344,200	4,691,446
Family Dollar Stores, Inc.	194,100	5,675,484
J. C. Penney Company, Inc. (A)	58,300	3,987,137
		14,354,067
Security and Commodity Brokers - 8.39%
Bear Stearns Companies Inc. (The)	45,200	6,332,520
CIT Group Inc.	128,500	6,248,955
J.P. Morgan Chase & Co.	456,856	21,453,958
Morgan Stanley	156,500	11,410,415
		45,445,848
Utilities -- Electric - 4.16%
Energy East Corporation	337,300	8,000,756
Exelon Corporation	56,500	3,420,510
NRG Energy, Inc.*	116,800	5,291,040
PPL Corporation	177,500	5,839,750
		22,552,056
Utilities -- Telephone - 3.18%
AT&T Inc.	334,100	10,878,296
Verizon Communications Inc.	170,500	6,330,665
		17,208,961

TOTAL COMMON STOCKS - 98.34%		$532,768,457

(Cost: $452,142,498)

PREFERRED STOCK - 0.23%

Finance Companies
Federal National Mortgage Association, 5.375% Convertible	13	$1,251,543
(Cost: $1,300,000)

SHORT-TERM SECURITIES	Principal Amount in Thousands

Commercial Paper
Aluminum - 0.28%
Alcoa Incorporated,
5.4%, 10-2-06	$1,476	1,475,779

Utilities -- Electric - 0.92%
PacifiCorp,
5.3%, 10-16-06	5,000	4,988,958

Total Commercial Paper - 1.20%		6,464,737

Municipal Obligation - Taxable - 0.23%
Washington
Washington State Housing Finance Commission, Taxable Variable Rate Demand Multifamily Revenue Bonds (Mill Pointe Apartments Project), Series 1999B (U. S. Bank, National Association),
5.3999998%, 10-2-06	1,255	1,255,000

TOTAL SHORT-TERM SECURITIES - 1.43%		$7,719,737

(Cost: $7,719,737)

TOTAL INVESTMENT SECURITIES - 100.00%		$541,739,737

(Cost: $461,162,235)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

(A)Securities serve as cover for the following written options outstanding at September 30, 2006.

Underlying Security	Contracts Subject to Call	Expiration Month/ Exercise Price	Premium Received	Market Value

Adobe Systems Incorporated	1,353	November/42.5	$56,148	$37,207
Boston Scientific Corporation	1,052	October/19	26,300	1,027
Boston Scientific Corporation	1,052	November/19	53,021	3,284
Boston Scientific Corporation	955	December/19	37,245	8,391
Cisco Systems, Inc.	1,001	October/22.5	34,163	80,080
General Dynamics Corporation	196	November/72.5	25,087	33,320
Hewlett-Packard Company	1,114	November/40	51,799	66,840
J. C. Penney Company, Inc.	888	November/73	65,801	105,184
Lockheed Martin Corporation	161	November/90	16,586	20,447
News Corporation Limited, Class A	694	October/20	27,065	10,410
Waste Management, Inc.	382	October/37.5	16,808	15,280

			$410,023	$381,470

Underlying Security	Contracts Subject to Put	Expiration Month/ Exercise Price	Premium Received	Market Value

American Axle & Manufacturing Holdings, Inc.	1,620	October/12.5	$77,758	$8,100
American Axle & Manufacturing Holdings, Inc.	1,365	November/12.5	38,561	34,125
American Axle & Manufacturing Holdings, Inc.	1,365	November/15	124,420	95,550
Da Vita Inc.	350	October/45	15,400	2,625
Everest Re Group, Ltd.	288	October/85	29,375	720
J. C. Penney Company, Inc.	248	November/55	15,623	4,960
Loews Corporation, Carolina Group	234	October/55	20,996	21,060

			$322,133	$167,140

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Select Funds, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: November 28, 2006

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: November 28, 2006